SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

Note 8. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, except as follows:

On October 22, 2013, the Company entered into a purchase agreement (the "Purchase Agreement") with various institutional and individual accredited investors and certain of its officers and directors to raise gross proceeds of $10 million in a private placement of 3,333,338 shares of its common stock at a per share price of $3.00 (the "Private Placement").

On October 29, 2013, the Company completed the Private Placement. The Company received net proceeds from the Private Placement of approximately $9 million, after paying placement agent fees and estimated offering expenses, which it will use to fund its growth initiatives and for working capital purposes. Roth Capital Partners, LLC acted as the exclusive placement agent for the Private Placement and, as compensation therefor, the Company paid Roth Capital Partners, LLC placement agent fees of approximately $579,000 and issued to them a common stock purchase warrant to purchase up to 192,970 shares of the Company's common stock at an initial exercise price of $3.30 per share. The warrant is immediately exercisable and expires on October 28, 2018. The exercise price and number of shares of common stock issuable under the warrant are subject to anti-dilutive adjustments for stock splits, stock dividends, recapitalizations and similar transactions. At any time the warrant may be exercised by means of a "cashless exercise" and the Company will not receive any proceeds at such time.

In conjunction with completion of the Private Placement, on October 29, 2013, the holders of approximately $1.7 million of the Company's outstanding senior convertible notes, some of whom are officers and directors of the Company, converted in full all of these senior convertible notes into approximately 780,000 shares of the Company's common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding.

Pursuant to the Purchase Agreement, concomitantly with completion of the Private Placement, the Company entered into a registration rights agreement with the investors (other than the Company's participating officers and directors), pursuant to which the Company is required to file one or more shelf registration statements with the SEC registering for resale by the investors (other than the Company's participating officers and directors) the shares of the Company's common stock purchased by them in the Private Placement. If an initial shelf registration statement is (i) not filed by November 28, 2013, (ii) not declared effective by the earlier of (A) five business days after the SEC informs the Company that it may request effectiveness of such initial shelf registration statement or (B) January 31, 2014 or (iii) not effective for resales for more than 20 consecutive days or more than 45 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction) or any other required shelf registration statement is not timely filed, declared effective by the SEC or continuously effective in accordance with the time periods prescribed by the registration rights agreement, the Company is required to pay the investors (other than the Company's participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors (other than the Company's participating officers and directors) for the shares for every 30 days or portion thereof until the default is cured.

Under the terms of the Purchase Agreement, the Company is required to take, among others, the following actions within certain prescribed time periods:

•	Not later than November 28, 2013, the Company is required to reduce the number of shares of common stock reserved for issuance under its existing equity incentive plan to no more than 1.8 million shares from 8 million shares (prior to giving effect to the reverse stock split referenced below). At no time is the Company permitted to have awards outstanding under its equity incentive plan(s) or otherwise for more than an aggregate of 1.8 million shares of common stock (appropriately adjusted for the reverse stock split referenced above and for any other stock split, stock dividend or other reclassification or combination of the common stock occurring after October 22, 2013).

•	Not later than December 28, 2013, the Company is required to effect a reverse stock split of its common stock at a ratio determined in good faith by the Company's board of directors based on market conditions and other factors it deems relevant subject to the reasonable approval of the selling stockholders Special Situations Fund III QP, L.P., Special Situations Cayman Fund, L.P. and Special Situations Private Equity Fund, L.P., which are affiliates of AWM Investment Company (collectively, the "SSF Investors"); provided, however, that the split ratio is required to yield an immediate post-split adjusted price per share of common stock of not less than 150% of the minimum bid price required for the Company to list its common stock on The NASDAQ Capital Market;

•	Not later than April 27, 2014, the Company is required to reconstitute its board of directors so that as so reconstituted, the board of directors will consist of not less than five members, a majority of whom are each required to qualify as an "independent director" as defined in NASDAQ Marketplace Rule 5605(a)(2) and the related NASDAQ interpretative guidance. So long as the SSF Investors beneficially own at least 50% of the shares of the Company's common stock purchased by them in the Private Placement, the SSF Investors have the right to appoint one member to the Company's board who qualifies as an independent director as defined by such rule and guidance;

•	As soon as reasonably practicable but not later than December 31, 2013, the Company is required to reincorporate to the State of Delaware from the State of Nevada;

•	As soon as reasonably practicable but not later than July 29, 2014, the Company is required to list its common stock on The NASDAQ Capital Market and up until such time as the listing is accomplished the Company is required to comply with all NASDAQ rules (other than NASDAQ's board composition, board committee, minimum bid price and similar listing requirements), such as holding annual meetings and the timely filing of proxy statements; and

Note 10. SUBSEQUENT EVENTS

Senior Convertible Notes Payable

On January 29, 2013, the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with Robert John Sali, pursuant to which Mr. Sali ("Purchaser") purchased from the Company (i) a $500,000 principal amount senior convertible note of the Company (the "Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 8,142 shares of the Company's common stock (the "Warrant") (which number of shares represents the quotient obtained by dividing (x) $25,000 (5% of the $500,000 principal amount of the Convertible Note) by (y) $3.07 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013)). The Company generated aggregate proceeds of $500,000 from the sale of these securities pursuant to the Securities Purchase Agreement. The Company intends to use such proceeds for working capital purposes.

The Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on January 28, 2016, is redeemable at the option of the holder at any time after January 28, 2014 subject to certain limitations, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $3.3775 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company. The Convertible Note does not restrict the Company's ability to incur future indebtedness.

The Warrant is exercisable at initial exercise price of $3.3775 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holder for cash or on a cashless basis until January 28, 2018.

Employment Agreements

Effective February 19, 2013, as a result of the Company's appointment of Jeffrey Holman as the Company's President, Mr. Frija resigned the position of President and Mr. Frija will continue in his role as Chief Executive Officer of Company under the terms of his February 27, 2012 employment Agreement.

On February 19, 2013, the Company entered into the aforesaid employment agreement with Mr. Holman pursuant to which Mr. Holman will be employed as President of the Company for a term that shall begin on February 19, 2013, and, unless sooner terminated as provided therein, shall end on December 31, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Holman will receive a base salary of $182,000 for the first two years of the employment agreement. Mr. Holman shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Holman for executive officers of the Company.

In addition, the Company may terminate Mr. Holman's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Holman may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Holman's employment is terminated by the Company without cause or by Mr. Holman for good reason, Mr. Holman will be entitled to receive severance benefits equal to three months of his base salary for each year of service. Mr. Holman' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.